Securitization Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing assets	¥ 18,376	¥ 16,911
Increase in servicing assets	3,410	4,355
Amortization of servicing assets	4,703	3,416
Foreign currency translation effects on servicing assets	2,758	1,410
Fair value of servicing assets	¥ 27,676	¥ 23,604